Allowance for doubtful accounts	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Allowance for doubtful accounts

5. Allowance for doubtful accounts

Changes in the allowance for accounts receivable for the years ended December 31, 2013, 2014 and 2015 are as follows:

	2013		2014		2015
	(In millions of Korean Won)
Balance at beginning of year	~~W~~	9	~~W~~	32	~~W~~	35
Provision for allowances		23		16		1
Reversal of previous provision		—		—		—
Write-offs		—		(13)		—

Balance at end of year	~~W~~	32	~~W~~	35	~~W~~	36

Changes in the allowance for loan receivable for the years ended December 31, 2013, 2014 and 2015 are as follows:

	2013		2014		2015
	(In millions of Korean Won)
Balance at beginning of year	~~W~~	1,200	~~W~~	1,200	~~W~~	1,200
Provision for allowances		—		—		10
Reversal of previous provision		—		—		—
Write-offs		—		—		—

Balance at end of year	~~W~~	1,200	~~W~~	1,200	~~W~~	1,210

The original long-term loans receivable due from Naru Entertainment Corporation (“Naru”) were ~~W~~1,200 million. The loans and its accrued interest at 8% annually, would be paid by revenue sharing payments in the future. As Naru reported the closure of business during 2012, the Company has reserved the full amount due from Naru as bad debt reserve since the year ended December 31, 2012.